Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Summary of Declared Dividends	In the twelve months ended December 31, 2023, the Company’s Board of Directors paid the following dividends:

Calendar Quarter	Preference Share Category			Quarterly Total	Declared	Paid
	5.950% PS	5.625% PS	5.625% DS
Q1 2023	$4,090,900	$3,516,000	$3,515,600	$11,122,500	03/01/23	04/01/23
Q2 2023	$4,090,900	$3,516,000	$3,515,600	$11,122,500	06/01/23	07/01/23
Q3 2023	$6,815,600	$3,516,000	$3,515,600	$13,847,200	09/01/23	10/01/23
Q4 2023	$6,741,900	$3,516,000	$3,515,600	$13,773,500	11/30/23	12/28/23
Total Paid	$21,739,300	$14,064,000	$14,062,400	$49,865,700
______________
(1)5.950% Preference Shares (AHL PRC) — Fixed to Floating Rate Perpetual Non-Cumulative Preference Shares
5.625% Preference Shares (AHL PRD) — Perpetual Non-Cumulative Preference Shares
5.625% Preference Shares(AHL PRE) are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
On March 1, 2024, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.950% Preference Shares (AHL PRC)	$0.3719	April 1, 2024	March 15, 2024
5.625% Preference Shares (AHL PRD)	$0.3516	April 1, 2024	March 15, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE) (1)	$351.56	April 1, 2024	March 15, 2024
________________
(1)The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
During the nine months ended September 30, 2024, the Company’s Board of Directors declared and paid the following dividends:

	Dividend per Share	Total Dividend	Paid/ Payable on
Three months ended March 31, 2024
Ordinary Shares	$0.41	$25,000,000	April 3, 2024
5.950% Preference Shares (AHL PRC)	$0.60	$6,595,000	March 26, 2024
5.625% Preference Shares (AHL PRD)	$0.35	$3,516,000	March 26, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	$3,515,600	March 26, 2024

Three months ended June 30, 2024
Ordinary Shares	$2.48	$150,000,000	June 26, 2024
5.950% Preference Shares (AHL PRC)	$0.61	$6,669,300	June 25, 2024
5.625% Preference Shares (AHL PRD)	$0.35	$3,516,000	June 25, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	$3,515,600	June 25, 2024

Three months ended September 30, 2024
Ordinary Shares	$0.33	$20,000,000	October 11, 2024
5.950% Preference Shares (AHL PRC)	$0.61	$6,741,900	September 30, 2024
5.625% Preference Shares (AHL PRD)	$0.35	$3,516,000	September 30, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	$3,515,600	September 30, 2024
________________
(1)The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.